Cover	Nov. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Securities Act File Number	001-38990
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Tax Identification Number	83-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15310 Barranca Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	797-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ADVWW
Security Exchange Name	NASDAQ